Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Due to related parties	$ 3,257	$ 5,256
CSM - payments on behalf of the Partnership (a) [Member]
Liabilities:
Due to related parties	1,040	3,151
Management fee payable to CSM (b) [Member]
Liabilities:
Due to related parties	25	55
Capital-Executive - payments on behalf of the Partnership (a) [Member]
Liabilities:
Due to related parties	1,765	1,745
Management fee payable to Capital-Executive (b) [Member]
Liabilities:
Due to related parties	$ 427	$ 305